Submission	Feb. 21, 2025
Submission [Line Items]
Central Index Key	0000899715
Registrant Name	TANGER INC.
Registration File Number	333-275907
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES